GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Geographic And Significant Customer Information
SCHEDULE OF FORTH REPORTING REVENUE INFORMATION

The following table sets forth reporting revenue information by geographic region:

	Year ended December 31,

	2023	2022	2021
	USD in thousands
Israel	250	220	-
Japan	172	150	-
USA	40	165	120
Other (*)	35	15	-
	497	550	120

(*)	No country represented is greater than 10% of the revenues as of the years presented, other than the countries presented above.

SCHEDULE OF REVENUES MAIN CUSTOMERS

The following table is a summary of distribution of revenues by main customers:

	Year ended December 31,
	2023	2022	2021
	USD in thousands
Customer A	250	220	-
Customer B	70	-	-
Customer C	(*)	90	-
Customer D	-	70	-
Customer E	-	-	120

(*)	Lower than 10%.